RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Narrative (Details) - USD ($) $ in Thousands	May 23, 2022	Mar. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Trade receivables		$ 619,534	$ 473,511
Trade receivables, allowances for credit losses		19,981	19,493
Derecognized trade receivables under non-recourse facilitates		25,300	21,400
Derecognized trade receivables under facilitates with recourse provisions		255,000	255,000
Net advances to growers		128,600	125,800
Other receivables		145,400	143,100
Other receivables, allowances for credit losses		20,000	19,800
Value-Added Taxes Receivable
Financing Receivable, Past Due [Line Items]
Other receivables		38,100	39,600
Other receivables, allowances for credit losses		16,800	$ 13,900
Past Due
Financing Receivable, Past Due [Line Items]
Net advances to growers		$ 12,600
Minimum
Financing Receivable, Past Due [Line Items]
Term of supply agreement	1 year
Maximum
Financing Receivable, Past Due [Line Items]
Term of supply agreement	10 years